SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Dec. 31, 2022
SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful life

Items	Useful life
Motor vehicles	5-10 years
Office equipment	2-5 years
Production equipment	10-20 years
Leasehold improvement	Lesser of useful life and lease term

Schedule of information about contract assets and contract liabilities from contracts with customers

	June 30,	December 31,	December 31,
	2022	2022	2022
		RMB	U.S. Dollars
	RMB	(Unaudited)	(Unaudited)
Contract costs	¥33,858,820	¥27,747,782	$4,022,409
Contract liabilities	¥2,107,277	¥161,400	$23,397

Schedule of basic and diluted earnings per share

	For the six months ended December 31,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net income (loss) attributable to Recon Technology, Ltd	¥111,357,510	¥(29,876,418)	$(4,330,985)

Denominator:
Weighted-average number of ordinary shares outstanding – basic	27,312,581	33,800,718	33,800,718
Outstanding options/warrants/convertible notes	10,393,622	10,536,433	10,536,433
Potentially dilutive shares from outstanding options/warrants/convertible notes	1,464,411	—	—
Weighted-average number of ordinary shares outstanding – diluted	28,776,992	33,800,718	33,800,718

Earnings (loss) per share – basic	¥4.08	¥(0.88)	$(0.13)
Earnings (loss) per share – diluted	¥3.87	¥(0.88)	$(0.13)